General (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2013
General (Textual)
Ownership percentage outstanding				40.00%
Cash used in operating activities	$ (1,362,578)	$ (1,353,122)
Net loss	(2,228,300)	$ (1,001,681)
Accumulated deficit	$ (19,287,058)		$ (17,058,758)